Subsequent Events - Summary of Elements of Purchase Price of Acquisitions (Detail) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Cash		$ 175,450	$ 87,285	$ 87,285	$ 48,961
Common Stock		25,000	4,047	4,047	5,634
Other Purchase Price Component			1,450	1,450	848
Contingent Consideration		34,661
Total Purchase Price		243,507	$ 98,183	$ 98,183	$ 58,394
CTEH
Subsequent Event [Line Items]
Cash		175,000
Common Stock		25,000
Contingent Consideration		34,451
Total Purchase Price		$ 242,697
CTEH | Subsequent Event
Subsequent Event [Line Items]
Cash	$ 175,000
Common Stock	25,000
Other Purchase Price Component	(1,746)
Contingent Consideration	0
Total Purchase Price	$ 198,254